Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 96.5%
Alabama – 2.5%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2015 5.00%, 09/01/2025	$1,390	$1,632,722
Alabama Public School & College Authority Series 2014B 5.00%, 01/01/2022	3,200	3,420,000
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport) AGM Series 2010 6.00%, 07/01/2021	5,510	5,543,280
Black Belt Energy Gas District (Morgan Stanley) Series 2019A 4.00%, 12/01/2049	19,925	22,660,902
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	2,675	3,043,775
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	23,915	26,212,514
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018A 4.00%, 06/01/2049	69,310	76,345,658
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	11,780	12,658,435

		151,517,286

Alaska – 0.4%
Municipality of Anchorage AK Series 2015B 5.00%, 09/01/2022-09/01/2024	8,810	10,034,777
Series 2015C 5.00%, 09/01/2022-09/01/2024	7,370	8,398,689
State of Alaska Series 2016A 5.00%, 08/01/2024	5,265	6,177,583

		24,611,049

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	1,920	2,328,499

Arizona – 1.9%
Arizona Board of Regents (University of Arizona COP) Series 2012C 5.00%, 06/01/2025	2,365	2,552,710

	Principal Amount (000)	U.S. $ Value
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 07/01/2025 (Pre-refunded/ETM)	$6,460	$6,764,783
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2023-12/01/2024	2,770	3,177,303
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015A 5.00%, 07/01/2023-07/01/2024	16,955	19,221,164
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue Lease) 5.00%, 07/01/2030-07/01/2039	13,225	17,712,229
Series 2020A 5.00%, 07/01/2030-07/01/2038	8,895	11,931,387
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2010A 5.00%, 07/01/2020	3,140	3,140,000
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2028	6,000	7,666,560
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2021	1,430	1,510,409
State of Arizona Lottery Revenue 5.00%, 07/01/2021-07/01/2027	30,105	35,308,340
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	9,215	9,030,424

		118,015,309

Arkansas – 0.1%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.60%, 11/01/2035	5,505	5,748,101

California – 4.5%
California Housing Finance Series 20192 4.00%, 03/20/2033	10,941	11,726,943
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	365	367,705
California State Public Works Board (California State Public Works Board Lease) Series 2014B 5.00%, 10/01/2028	1,225	1,439,351
City of Los Angeles Department of Airports Series 2010D 5.00%, 05/15/2022	3,450	3,462,282

	Principal Amount (000)	U.S. $ Value
Series 2018C 5.00%, 05/15/2036	$5,840	$7,025,170
City of Riverside CA Electric Revenue Series 2019A 5.00%, 10/01/2033	5,230	6,801,981
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	10,965	11,071,141
5.00%, 06/01/2032	7,930	9,563,421
Los Angeles Unified School District/CA Series 2020R 5.00%, 07/01/2033	2,780	3,705,545
Metropolitan Water District of Southern California Series 2020A 5.00%, 07/01/2027	7,550	9,793,030
Sacramento City Financing Authority (Sacramento City Financing Authority Lease) Series 1993B 5.40%, 11/01/2020	190	193,122
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2011C 5.00%, 05/01/2022	5,880	6,064,985
State of California 5.00%, 11/01/2031-04/01/2036	44,435	58,025,307
Series 2013 5.00%, 11/01/2024-11/01/2025	43,465	49,829,319
Series 2014 5.00%, 05/01/2025-05/01/2026	80,965	94,542,415

		273,611,717

Colorado – 2.6%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	12,180	12,540,041
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2010A 5.00%, 11/15/2021-11/15/2023	19,685	19,998,256
Series 2012A 5.00%, 11/15/2022-11/15/2024	6,630	7,239,366
Series 2016A 5.00%, 11/15/2023	4,085	4,644,686
Series 2018A 5.00%, 12/01/2025-12/01/2028	69,615	86,339,379
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2035	5,265	6,391,337
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2027-11/01/2028	5,900	7,342,535
Regional Transportation District (Denver Transit Partners LLC) Series 2010 5.00%, 01/15/2021	2,800	2,802,268
5.25%, 01/15/2024-07/15/2024	7,745	7,752,822

	Principal Amount (000)	U.S. $ Value
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	$1,000	$1,058,910
5.00%, 12/01/2024-12/01/2050(b)	1,760	2,123,543
5.00%, 12/15/2026	270	318,149

		158,551,292

Connecticut – 4.0%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2023-11/01/2028	2,420	2,766,926
Series 2017B 5.00%, 08/15/2025-08/15/2027	12,195	14,388,003
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	983,735
Series 2017C 5.00%, 08/15/2024-08/15/2028	8,950	10,469,373
Connecticut State Health & Educational Facilities Authority (Nuvance Health Obligated Group) Series 2019A 5.00%, 07/01/2032	5,425	6,607,053
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2026-07/01/2029	4,400	4,845,303
State of Connecticut Series 2013A 5.00%, 10/15/2021	3,370	3,563,708
Series 2014A 5.00%, 03/01/2028	6,360	7,245,376
Series 2015B 5.00%, 06/15/2032	7,345	8,586,525
Series 2015F 5.00%, 11/15/2027	1,570	1,888,584
Series 2016A 5.00%, 03/15/2022-03/15/2029	51,735	57,742,735
Series 2016B 5.00%, 05/15/2021	17,090	17,757,706
Series 2016E 5.00%, 10/15/2024-10/15/2025	20,025	23,660,416
Series 2017A 5.00%, 04/15/2022	8,450	9,122,113
Series 2017B 5.00%, 04/15/2028	2,515	3,176,898
Series 2018C 5.00%, 06/15/2026	5,500	6,734,915
Series 2018D 5.00%, 04/15/2026	16,655	20,314,770
Series 2020A 5.00%, 01/15/2040	2,565	3,173,238
State of Connecticut Special Tax Revenue 4.00%, 05/01/2036	1,000	1,150,740
5.00%, 05/01/2028-05/01/2038	11,765	15,098,719
Series 2012 5.00%, 01/01/2022-01/01/2024	8,575	9,319,631
Town of Stratford CT BAM 5.00%, 01/01/2030-01/01/2033	13,370	16,342,893

		244,939,360

	Principal Amount (000)	U.S. $ Value

Delaware – 0.1%
Delaware River & Bay Authority Series 2014C 5.00%, 01/01/2026-01/01/2027	$5,470	$6,212,839
Delaware State Economic Development Authority (Newark Charter School, Inc.) 4.00%, 09/01/2030	575	655,960
5.00%, 09/01/2050	1,000	1,151,920

		8,020,719

District of Columbia – 1.8%
District of Columbia Series 2013A 5.00%, 06/01/2025-06/01/2027	59,115	66,906,760
District of Columbia (District of Columbia Pers Income Tax) Series 2012C 5.00%, 12/01/2026	5,545	6,142,973
District of Columbia (Forum, Inc. (The)) NATL Series 2002B 0.534%, 08/01/2037(c)	50	50,000
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2029	1,155	1,468,120
Series 2020A 5.00%, 10/01/2029-10/01/2034(b)	26,400	34,426,919

		108,994,772

Florida – 5.6%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus) 5.00%, 12/15/2029-12/15/2035(a)	1,760	1,870,786
Central Florida Expressway Authority Series 2019B 5.00%, 07/01/2033	11,335	14,073,196
Citizens Property Insurance Corp. Series 2012A 5.00%, 06/01/2022	27,105	29,251,987
Series 2015A 5.00%, 06/01/2022	1,795	1,900,241
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	6,016,950
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2034-09/01/2035	1,300	810,017
City of Tampa FL Water & Wastewater System Revenue Series 2011 5.00%, 10/01/2026	3,895	4,117,989

	Principal Amount (000)	U.S. $ Value
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012Q 5.00%, 10/01/2023	$5,000	$5,444,050
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A 5.50%, 10/01/2023-10/01/2024	13,095	13,691,108
5.625%, 10/01/2025	2,550	2,669,442
County of Miami-Dade FL Series 2015B 5.00%, 07/01/2022	3,715	4,061,424
County of Miami-Dade FL Aviation Revenue Series 2015A 5.00%, 10/01/2022-10/01/2024	4,975	5,575,829
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	4,610	3,190,144
Duval County School Board (Duval County School Board COP) Series 2015B 5.00%, 07/01/2026	4,280	5,127,954
Florida Department of Environmental Protection Series 2012A 5.00%, 07/01/2022	10,225	11,191,365
Florida Development Finance Corp. 0.55%, 01/01/2049 (Pre-refunded/ETM)	30,920	30,911,033
Florida Municipal Power Agency Series 2015B 5.00%, 10/01/2024-10/01/2028	3,765	4,488,970
Florida State Board of Education (State of Florida)
Series 2014A 5.00%, 06/01/2022	3,545	3,866,283
Series 2017F 5.00%, 06/01/2021	2,775	2,896,295
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2029-10/01/2031	13,335	16,239,063
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,784,466
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	2,650	3,033,190
Hollywood Community Redevelopment Agency Series 2015 5.00%, 03/01/2021-03/01/2023	5,745	6,118,900
JEA Electric System Revenue Series 2017B 5.00%, 10/01/2030	1,185	1,480,326
JEA Water & Sewer System Revenue Series 2014A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,829,282
5.00%, 10/01/2025	1,495	1,744,037
Series 2017A 5.00%, 10/01/2026	22,290	27,953,889

	Principal Amount (000)	U.S. $ Value
Manatee County School District (Manatee County School District COP) Series 2016A 5.00%, 07/01/2028-07/01/2029	$14,010	$17,043,577
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/2025(a)	11,765	11,770,294
North Broward Hospital District Series 2017B 5.00%, 01/01/2028-01/01/2030	8,410	10,327,138
Orange County Health Facilities Authority (Orlando Health Obligated Group) 5.00%, 10/01/2022-10/01/2026	19,515	21,999,908
Orange County School Board Series 2014A 5.00%, 08/01/2028 (Pre-refunded/ETM)	25,075	29,794,867
5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	25,285,534
Overoaks Community Development District Series 2010A-1 6.125%, 05/01/2035	190	192,060
Series 2010A-2 6.125%, 05/01/2035	420	425,053
Reedy Creek Improvement District Series 2013A 5.00%, 06/01/2021	1,820	1,898,169
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,944,524
St. Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2022	3,150	3,459,393
Tampa Bay Water Series 2011A 5.00%, 10/01/2023	2,050	2,173,225
Tampa Sports Authority (Tampa Sports Authority Sales Tax) Series 2015 5.00%, 01/01/2021	3,490	3,547,829

		343,199,787

Georgia – 2.2%
City of Atlanta GA Department of Aviation Series 2010C 5.50%, 01/01/2021	7,500	7,673,025
5.75%, 01/01/2022	13,000	13,314,730
5.875%, 01/01/2024	2,925	2,999,266
Series 2014A 5.00%, 01/01/2028	12,250	13,868,592
Development Authority of Burke County (The) (Georgia Power Co.) 1.55%, 12/01/2049	13,000	13,016,640
1.70%, 12/01/2049	23,865	23,968,813
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	34,735	37,808,353

	Principal Amount (000)	U.S. $ Value
Series 2018C 4.00%, 08/01/2048	$18,000	$19,698,120
Private Colleges & Universities Authority (Emory University) Series 2020B 4.00%, 09/01/2035	1,255	1,525,754

		133,873,293

Guam – 0.0%
Territory of Guam 5.00%, 11/15/2031	1,070	1,114,095

Hawaii – 0.3%
City & County of Honolulu HI 5.00%, 03/01/2025	7,865	9,437,685
State of Hawaii Series 2015E 5.00%, 10/01/2023	7,105	8,154,693

		17,592,378

Idaho – 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015A 5.00%, 07/15/2022-07/15/2023	4,650	5,095,861

Illinois – 6.7%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	7,580	7,849,696
Series 2017F 5.00%, 12/01/2023	7,000	7,372,400
Series 2018A 4.00%, 12/01/2020-12/01/2022	17,620	17,810,498
5.00%, 12/01/2026	1,000	1,082,170
Series 2018B 4.00%, 12/01/2021	1,145	1,156,668
Chicago O’Hare International Airport Series 2016C 5.00%, 01/01/2027	3,020	3,588,122
Chicago Transit Authority Series 2017 5.00%, 06/01/2022	7,460	7,963,848
County of Du Page IL Series 1993 5.60%, 01/01/2021	1,295	1,328,683
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	4,485	5,029,500
Illinois Finance Authority (NorthShore University HealthSystem Obligated Group) 5.00%, 08/15/2029-08/15/2034	7,785	10,091,888
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/2020-11/15/2028	4,745	5,169,165

	Principal Amount (000)	U.S. $ Value
Illinois Municipal Electric Agency Series 2015A 5.00%, 02/01/2027-02/01/2029	$42,820	$50,640,774
Illinois State Toll Highway Authority Series 2014A 5.00%, 12/01/2020-12/01/2021	24,020	24,823,393
Series 2014D 5.00%, 01/01/2023	1,165	1,286,859
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/2020-12/15/2028	24,425	24,907,786
5.00%, 06/15/2023 (Pre-refunded/ETM)	565	614,579
Metropolitan Water Reclamation District of Greater Chicago Series 2015D 5.00%, 12/01/2020	8,320	8,476,333
Railsplitter Tobacco Settlement Authority 5.00%, 06/01/2025	12,450	14,484,205
Series 2017 5.00%, 06/01/2022-06/01/2024	19,240	21,241,254
State of Illinois 5.50%, 05/01/2039	1,500	1,687,815
Series 2012 5.00%, 08/01/2021-08/01/2025	22,260	23,001,754
Series 2013 5.00%, 07/01/2020	2,640	2,640,000
5.50%, 07/01/2024	5,415	5,773,473
Series 2013A 5.00%, 04/01/2023	4,415	4,641,975
Series 2014 5.00%, 05/01/2022-05/01/2027	45,185	47,780,936
Series 2016 5.00%, 02/01/2022-02/01/2024	24,860	26,118,769
Series 2017A 5.00%, 12/01/2024	8,590	9,218,874
Series 2017D 5.00%, 11/01/2024-11/01/2028	66,055	71,030,514
State of Illinois (State of Illinois Ded Tax) AMBAC Series 1991 6.25%, 12/15/2020	440	447,836
State of Illinois (State of Illinois Sales Tax) Series 2016C 5.00%, 06/15/2022	2,525	2,641,882
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(d) (e)	5,078	761,700

		410,663,349

Indiana – 0.2%
City of Whiting IN (BP Products North America, Inc.) 5.00%, 12/01/2044	9,670	11,431,391

Iowa – 0.3%
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) 5.00%, 09/01/2049	14,000	16,894,920

	Principal Amount (000)	U.S. $ Value

Kansas – 0.1%
City of Junction City KS Series 2016A 5.00%, 09/01/2020-09/01/2023	$7,095	$7,632,553

Kentucky – 2.8%
County of Carroll KY (Kentucky Utilities Co.) 1.75%, 10/01/2034	3,835	3,833,121
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2029	1,000	1,194,950
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2028-06/01/2030	14,650	16,226,412
Kentucky Public Energy Authority (BP PLC) Series 2018B 4.00%, 01/01/2049	24,850	27,370,784
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048	41,090	45,120,107
Series 2018C 4.00%, 12/01/2049	36,475	40,958,872
Series 2019A 4.00%, 12/01/2049	10,855	12,199,609
Kentucky Turnpike Authority Series 2012A 5.00%, 07/01/2026 (Pre-refunded/ETM)	8,490	9,214,536
Series 2016A 5.00%, 07/01/2023-07/01/2027	13,300	15,246,190

		171,364,581

Louisiana – 0.5%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge/Parish of East Baton Rouge LA Sales Tax) Series 2015 5.00%, 08/01/2027-08/01/2028	8,985	10,790,903
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2010A 5.00%, 10/01/2023 (Pre-refunded/ETM)	7,720	7,810,556
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	2,250	2,437,065
6.10%, 06/01/2038-12/01/2040(a)	5,625	6,548,681
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,231,440

	Principal Amount (000)	U.S. $ Value
State of Louisiana Gasoline & Fuels Tax Revenue Series 2015B 5.00%, 05/01/2025	$3,250	$3,894,280

		32,712,925

Maine – 0.0%
Maine Municipal Bond Bank Series 2014A 5.00%, 09/01/2025	1,000	1,176,910

Maryland – 0.3%
City of Baltimore MD (Baltimore Hotel Corp.) Series 2017 5.00%, 09/01/2025-09/01/2026	2,000	1,849,870
County of Howard MD Series 2020A 5.00%, 08/15/2031-08/15/2032	8,465	11,647,681
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020B 5.00%, 04/15/2028-04/15/2031	4,285	5,411,394
University System of Maryland Series 2017A 5.00%, 04/01/2021	1,125	1,165,118

		20,074,063

Massachusetts – 1.6%
Commonwealth of Massachusetts Series 2016B 5.00%, 07/01/2023	3,865	4,407,414
Series 2017D 5.00%, 02/01/2036	4,435	5,468,178
Series 2018B 5.00%, 01/01/2031	3,685	4,751,623
Series 2020 5.00%, 07/01/2026(b)	1,925	2,415,336
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2007A 5.25%, 07/01/2033	6,600	9,593,760
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2025-10/01/2033	15,375	19,031,697
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.) Series 2017S 5.00%, 07/01/2025-07/01/2029	24,065	29,622,307
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020U 5.00%, 07/01/2028	950	1,244,120
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2028-07/01/2033	7,525	9,049,712

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority Series 2012A 5.00%, 08/15/2022 (Pre-refunded/ETM)	$455	$499,126
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A 5.00%, 08/15/2022-08/15/2023	10,225	11,227,154

		97,310,427

Michigan – 4.6%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2020	7,050	7,050,000
Great Lakes Water Authority Water Supply System Revenue Series 2016C 5.00%, 07/01/2024-07/01/2025	12,505	14,817,545
Lake Orion Community School District Series 2016 5.00%, 05/01/2024	2,915	3,416,497
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	56,292,039
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 3.40%, 10/01/2020	500	502,725
3.60%, 10/01/2021	500	506,245
3.80%, 10/01/2022	500	513,075
3.875%, 10/01/2023	2,000	2,068,460
4.00%, 10/01/2024	3,000	3,135,600
4.50%, 10/01/2029	12,065	12,651,600
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2025-07/01/2027	39,940	46,258,435
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D2 5.00%, 07/01/2024-07/01/2027	54,355	63,110,852
Michigan Finance Authority (Public Lighting Authority) 5.00%, 07/01/2030	1,580	1,714,047
Series 2014B 5.00%, 07/01/2027-07/01/2031	7,450	8,116,552
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2023-12/01/2025	13,075	15,158,180
5.50%, 12/01/2026-12/01/2027	7,220	8,713,205

	Principal Amount (000)	U.S. $ Value
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024-06/30/2028	$31,630	$36,073,851
South Lyon Community Schools Series 2016 5.00%, 05/01/2022	3,060	3,291,887

		283,390,795

Minnesota – 0.1%
State of Minnesota Series 2015B 5.00%, 08/01/2022	3,745	4,116,691
Series 2019A 5.00%, 08/01/2032	1,585	2,112,710

		6,229,401

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2025-03/01/2028	2,820	3,145,775
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	1,620	1,814,109
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2025	2,630	3,116,313
University of Missouri Series 2020B 5.00%, 11/01/2030	28,615	39,444,633

		47,520,830

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025-02/15/2028	15,015	18,174,116

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	57,465	64,546,412

Nevada – 1.2%
City of Las Vegas NV Series 2015C 5.00%, 09/01/2023-09/01/2026	8,605	10,091,256
Clark County School District Series 2015B 5.00%, 06/15/2022	17,785	19,272,893
Series 2016D 5.00%, 06/15/2024	26,915	31,107,011

	Principal Amount (000)	U.S. $ Value
County of Clark NV Series 2017 5.00%, 06/01/2024	$6,530	$7,661,845
Las Vegas Valley Water District Series 2016B 5.00%, 06/01/2028	4,590	5,662,959

		73,795,964

New Hampshire – 0.4%
New Hampshire Business Finance Authority National Finance Authority Series 20201 4.125%, 01/20/2034	7,797	8,357,503
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018A 4.00%, 11/01/2027(a)	2,250	2,276,640
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC) 2.00%, 06/01/2049(a)	12,455	12,471,316

		23,105,459

New Jersey – 7.2%
New Jersey Economic Development Authority 5.00%, 09/01/2020 (Pre-refunded/ETM)	140	141,100
Series 2011EE 5.50%, 09/01/2021 (Pre-refunded/ETM)	990	1,024,660
Series 2011G 5.00%, 09/01/2020 (Pre-refunded/ETM)	2,605	2,624,381
5.00%, 09/01/2020 (Pre-refunded/ETM)	145	146,103
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.00%, 09/01/2020	5	5,023
Series 2011EE 5.00%, 09/01/2020	1,720	1,728,015
5.50%, 09/01/2021	370	377,866
Series 2014U 5.00%, 06/15/2021	9,365	9,607,179
Series 2017B 5.00%, 11/01/2020-11/01/2021	34,025	34,985,569
AMBAC Series 2005K 5.25%, 12/15/2020	2,340	2,372,900
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2022	1,075	1,130,244
5.50%, 01/01/2026-01/01/2027	2,000	2,247,710
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2021-10/01/2025	9,515	10,306,733
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025-06/15/2026	4,500	5,049,980
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	3,920	3,994,010

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center Obligated Group) Series 2017A 5.00%, 07/01/2020-07/01/2021	$3,750	$3,828,783
New Jersey Transit Corp. Series 2014A 5.00%, 09/15/2020-09/15/2021	26,310	27,143,081
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2028	13,780	15,565,743
Series 2018A 5.00%, 06/15/2029	3,035	3,391,552
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2028-12/15/2031	8,720	10,117,977
Series 2006A 5.25%, 12/15/2020	3,730	3,782,444
5.50%, 12/15/2021	6,155	6,438,376
Series 2018A 5.00%, 12/15/2027-12/15/2033	60,300	69,503,686
Series 2019B 5.00%, 06/15/2033	3,885	4,392,265
New Jersey Turnpike Authority Series 2012B 5.00%, 01/01/2026-01/01/2027	12,700	13,964,363
Series 2014A 5.00%, 01/01/2027-01/01/2029	75,940	87,275,386
Series 2014C 5.00%, 01/01/2024	14,720	16,855,872
Series 2017A 5.00%, 01/01/2029	7,235	8,846,958
Series 2017B 5.00%, 01/01/2029-01/01/2031	39,985	49,716,749
AGM Series 2005D-3 5.25%, 01/01/2026	14,770	18,164,885
Tobacco Settlement Financing Corp. Series 2018A 5.00%, 06/01/2021-06/01/2035	22,370	26,236,397

		440,965,990

New York – 14.4%
City of New York NY Series 2014A 5.00%, 08/01/2027	1,130	1,309,037
Series 2015A 5.00%, 08/01/2023	2,040	2,317,542
County of Nassau NY Series 2017C 5.00%, 10/01/2026	8,840	10,844,382
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2028	6,890	7,234,500
Series 2012E 5.00%, 11/15/2024 (Pre-refunded/ETM)	6,055	6,729,466

	Principal Amount (000)	U.S. $ Value
Series 2012F 5.00%, 11/15/2022-11/15/2026	$55,610	$58,724,943
Series 2012H 5.00%, 11/15/2026 (Pre-refunded/ETM)	3,335	3,702,284
5.00%, 11/15/2026	2,730	2,866,009
Series 2013B 5.00%, 11/15/2026 (Pre-refunded/ETM)	9,505	11,001,562
Series 2014A 5.00%, 11/15/2026 (Pre-refunded/ETM)	4,205	4,867,077
5.00%, 11/15/2027 (Pre-refunded/ETM)	4,040	4,676,098
Series 2014C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	6,000,050
Series 2017C 5.00%, 11/15/2027-11/15/2033	79,840	91,431,391
Series 2019B 5.00%, 05/15/2022	99,625	104,029,421
Series 2020A 4.00%, 02/01/2022	34,455	35,312,240
AGC Series 2003B 5.25%, 11/15/2020	8,415	8,540,383
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A 5.00%, 11/15/2027	4,505	4,839,992
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2031-07/15/2032	53,935	68,353,638
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A 5.00%, 11/01/2022-11/01/2025	34,430	36,485,012
Series 2011C 5.00%, 11/01/2023-11/01/2025	17,620	18,660,668
Series 2012A 5.00%, 08/01/2025	12,345	13,459,260
Series 2012B 5.00%, 11/01/2023	20,000	22,074,400
Series 2017A 5.00%, 08/01/2033	4,860	6,017,069
Series 2019B 5.00%, 11/01/2035-11/01/2036	59,785	76,517,035
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	4,250	4,214,512
2.80%, 09/15/2069	11,555	11,322,513
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2011E 5.00%, 08/15/2021	3,880	4,083,196
Series 2014C 5.00%, 03/15/2027	2,015	2,326,922
Series 2020D 5.00%, 02/15/2029-02/15/2034	25,980	34,079,686
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2023	17,940	19,411,618

	Principal Amount (000)	U.S. $ Value
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013C 5.00%, 03/15/2025-03/15/2026	$63,625	$71,166,153
Series 2013D 5.00%, 03/15/2023	32,000	35,980,480
Series 2016A 5.00%, 03/15/2024	4,010	4,679,309
New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	1,375	1,418,381
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	74,370	79,560,792
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A 5.00%, 07/01/2046	2,095	2,254,807
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2028	3,335	3,725,729

		880,217,557

North Carolina – 0.0%
North Carolina Eastern Municipal Power Agency Series 1988A 6.00%, 01/01/2026 (Pre-refunded/ETM)	1,720	1,863,637

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2028-06/01/2030	5,000	5,807,360

Ohio – 2.2%
Buckeye Tobacco Settlement Financing Authority Series 2020A 4.00%, 06/01/2037-06/01/2038	3,000	3,445,940
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2028-12/01/2029	6,965	8,843,935
Series 2017A 5.00%, 08/01/2026-08/01/2028	20,420	24,960,080
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F 5.00%, 12/01/2022-12/01/2024	50,425	51,309,291
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026-02/15/2027	5,455	6,282,926
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017A 5.00%, 11/01/2031	1,000	1,244,520

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH Sewer System Revenue Series 2019A 5.00%, 12/01/2034	$9,375	$12,343,781
Hamilton County Convention Facilities Authority Series 2014 5.00%, 12/01/2022-12/01/2023	3,470	3,744,273
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	4,320	4,309,200
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	2,330	2,330,000
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A 5.00%, 12/01/2032	4,970	6,747,471
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	6,325	6,325,000
University of Cincinnati Series 2010 F 5.00%, 06/01/2021	30	30,559
5.00%, 06/01/2021 (Pre-refunded/ETM)	1,295	1,319,877

		133,236,853

Oklahoma – 0.3%
Canadian County Educational Facilities Authority (Canadian County Educational Facilities Authority Lease) 5.00%, 12/01/2020	2,050	2,084,624
Comanche County Memorial Hospital 5.00%, 07/01/2022	520	554,689
Series 2015 5.00%, 07/01/2020-07/01/2028	9,270	9,667,966
McGee Creek Authority NATL Series 1992 6.00%, 01/01/2023	1,450	1,560,852
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	3,005	2,983,094

		16,851,225

Oregon – 0.2%
City of Portland OR Sewer System Revenue Series 2013A 5.00%, 08/01/2022	8,685	9,539,343
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.00%, 10/01/2024	1,000	1,026,010
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2010-20C 5.00%, 07/01/2023	1,405	1,405,000

	Principal Amount (000)	U.S. $ Value
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP) Series 2009D 5.00%, 11/01/2021-11/01/2023	$90	$90,335
Tri-County Metropolitan Transportation District of Oregon Series 2018A 5.00%, 10/01/2028	2,335	3,010,656

		15,071,344

Pennsylvania – 8.4%
Allegheny County Hospital Development Authority (UPMC Obligated Group) 5.00%, 07/15/2030-07/15/2033	19,390	24,075,630
Allegheny County Sanitary Authority Series 2015 5.00%, 12/01/2023	3,500	4,005,715
Beaver County Industrial Development Authority (Energy Harbor Generation LLC) Series 2016B 4.25%, 10/01/2047	2,420	2,416,975
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	2,120	2,120,000
City of Philadelphia PA Series 2013A 5.00%, 07/15/2020-07/15/2021	3,245	3,342,683
Series 2019A 5.00%, 08/01/2026	1,420	1,743,391
Series 2019B 5.00%, 02/01/2030	1,005	1,323,444
AGM Series 2017A 5.00%, 08/01/2027-08/01/2032	46,290	57,711,697
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport) Series 2010A 5.00%, 06/15/2021	6,225	6,256,312
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2024-10/01/2026	17,425	20,821,288
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2024	9,575	11,313,245
Series 2017 5.00%, 01/01/2025-01/01/2027	130,480	156,799,387
Easton Area School District Series 2020A 4.00%, 04/01/2027	1,555	1,876,683
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,814,320

	Principal Amount (000)	U.S. $ Value
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027-12/01/2032	$5,000	$5,255,337
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) 5.00%, 09/01/2030-09/01/2032	2,910	3,650,868
Series 2018 5.00%, 09/01/2026-09/01/2030	10,650	13,130,349
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026-12/31/2028	51,190	58,451,363
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 5.00%, 04/15/2028-04/15/2031	9,030	11,395,093
Pennsylvania Turnpike Commission 5.00%, 12/01/2029-12/01/2030	13,890	17,343,764
Series 2017B 5.00%, 06/01/2028-06/01/2030	13,255	15,901,243
Series 2019 5.00%, 12/01/2022	5,250	5,752,215
Philadelphia Authority for Industrial Development (St. Joseph’s University) 4.00%, 11/01/2035-11/01/2038(b)	5,560	6,108,523
5.00%, 11/01/2027-11/01/2034(b)	11,940	14,570,437
Philadelphia Parking Authority (The) Series 2009 5.00%, 09/01/2020	12,685	12,754,894
5.125%, 09/01/2022	9,080	9,132,846
School District of Philadelphia (The) Series 2016D 5.00%, 09/01/2024	8,360	9,715,490
Series 2016F 5.00%, 09/01/2023-09/01/2024	29,165	33,718,113

		517,501,305

Puerto Rico – 0.6%
Commonwealth of Puerto Rico AGC Series 2001A 5.50%, 07/01/2029	125	137,426
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	5,150	5,573,433
NATL Series 2007V 5.25%, 07/01/2035	150	153,155
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	4,260	4,615,497
AGC Series 2007C 5.50%, 07/01/2031	510	563,030
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	10,525	11,473,338

	Principal Amount (000)	U.S. $ Value
NATL Series 2005L 5.25%, 07/01/2035	$500	$509,830
NATL Series 2007N 5.25%, 07/01/2032	1,050	1,071,220
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	3,250	3,392,545
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	7,511	6,767,561

		34,257,035

Rhode Island – 0.8%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020A 5.00%, 09/15/2028-09/15/2032	12,390	15,890,884
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant) Series 2016B 5.00%, 06/15/2027	10,565	12,727,550
Rhode Island Depositors Economic Protection Corp. Series 1993A 6.375%, 08/01/2022 (Pre-refunded/ETM)	5,780	6,412,968
AGM Series 1993A 5.50%, 08/01/2020 (Pre-refunded/ETM)	720	722,657
Tobacco Settlement Financing Corp./RI Series 2015A 5.00%, 06/01/2021-06/01/2023	14,635	15,588,230

		51,342,289

South Carolina – 1.1%
Kershaw County School District/SC (Kershaw County School District/SC Lease) Series 2015 5.00%, 12/01/2021	1,185	1,261,942
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	48,725	53,520,027
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2022-12/01/2027	7,000	8,131,545
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2030-12/01/2034	2,435	2,849,836

		65,763,350

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2029-09/01/2030	$7,025	$8,630,919

Tennessee – 1.0%
Tennergy Corp./TN (Royal Bank of Canada) Series 2019A 5.00%, 02/01/2050	5,445	6,295,128
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A 5.25%, 09/01/2021	2,115	2,202,815
Series 2017A 4.00%, 05/01/2048	50,910	54,796,469

		63,294,412

Texas – 7.1%
Arlington Independent School District/TX 5.00%, 02/15/2028-02/15/2029	6,475	8,502,607
Austin Independent School District Series 2014B 5.00%, 08/01/2021	1,700	1,787,074
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2023-08/15/2025	4,860	5,420,308
City of Houston TX Series 2017A 5.00%, 03/01/2025	16,370	19,593,417
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2023-09/01/2025	3,800	3,944,586
City of Houston TX Airport System Revenue Series 2015B 5.00%, 07/15/2020 (Pre-refunded/ETM)	6,400	6,410,496
Series 2018B 5.00%, 07/01/2030	6,160	7,734,496
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,456,735
City of Houston TX Combined Utility System Revenue Series 2014C 5.00%, 05/15/2023-05/15/2028	24,850	28,676,223
Series 2020A 5.00%, 11/15/2032-11/15/2033(b)	10,485	14,251,603
City of San Antonio TX Series 2014 5.00%, 02/01/2021	3,905	4,013,012
County of Harris TX Series 2010A 5.00%, 10/01/2025	2,245	2,270,638

	Principal Amount (000)	U.S. $ Value
Dallas Independent School District Series 2011 5.00%, 02/15/2022	$5,165	$5,317,419
Dallas/Fort Worth International Airport Series 2012F 5.00%, 11/01/2021 (Pre-refunded/ETM)	2,000	2,030,340
5.00%, 11/01/2023 (Pre-refunded/ETM)	6,750	6,852,398
5.00%, 11/01/2024 (Pre-refunded/ETM)	5,000	5,075,850
5.00%, 11/01/2025 (Pre-refunded/ETM)	4,155	4,218,031
Series 2014A 5.25%, 11/01/2028	11,585	13,026,522
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,500,844
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	84,825	91,690,735
Harris County Hospital District Series 2016 5.00%, 02/15/2021-02/15/2027	4,855	5,402,664
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2026-10/15/2031	3,220	3,836,568
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	10,680	11,195,417
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC) Series 2017A 5.00%, 04/01/2028	1,130	1,144,758
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017A 5.00%, 08/15/2025-08/15/2028	7,250	8,947,443
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2035	875	885,876
North Texas Tollway Authority Series 2011D 5.00%, 09/01/2024 (Pre-refunded/ETM)	5,000	5,269,200
5.25%, 09/01/2025 (Pre-refunded/ETM)	18,130	19,158,696
5.25%, 09/01/2026 (Pre-refunded/ETM)	17,810	18,820,539
North Texas Tollway Authority (North Texas Tollway System) Series 2014A 5.00%, 01/01/2021-01/01/2024	16,745	18,056,074
Series 2015B 5.00%, 01/01/2023-01/01/2028	12,275	14,301,153
Series 2019B 5.00%, 01/01/2027-01/01/2029	30,080	37,825,311
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	1,360	1,324,762

	Principal Amount (000)	U.S. $ Value
San Antonio Water System Series 2013E 5.00%, 05/15/2025	$3,000	$3,383,340
Spring Branch Independent School District Series 2015A 5.00%, 02/01/2024	3,215	3,739,913
Series 2015B 5.00%, 02/01/2024	4,855	5,647,676
State of Texas Series 2011 5.00%, 10/01/2023 (Pre-refunded/ETM)	5,500	5,813,720
5.00%, 10/01/2023-10/01/2025	11,425	12,090,063
5.00%, 10/01/2024 (Pre-refunded/ETM)	5,440	5,750,298
5.00%, 10/01/2025 (Pre-refunded/ETM)	3,025	3,197,546
Texas Water Development Board (Texas Water Development Board SRF) 5.00%, 08/01/2032	3,250	4,418,733
University of Texas System (The) Series 2020A 5.00%, 08/15/2030	105	145,147

		432,128,231

Utah – 0.1%
Davis School District Series 2017 5.00%, 06/01/2022	1,015	1,106,380
Utah Transit Authority Series 2015A 5.00%, 06/15/2027 (Pre-refunded/ETM)	2,000	2,449,620
5.00%, 06/15/2028 (Pre-refunded/ETM)	2,150	2,633,342
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015A 5.00%, 06/15/2026	1,305	1,533,192

		7,722,534

Virginia – 0.9%
Chesapeake Bay Bridge & Tunnel District 5.00%, 11/01/2023	19,800	21,357,468
County of Fairfax VA Series 2020A 5.00%, 10/01/2034	1,725	2,320,918
Fairfax County Economic Development Authority (County of Fairfax VA Lease) 5.00%, 08/01/2022-08/01/2034	19,260	24,544,648
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015A 5.00%, 02/01/2023	4,345	4,867,573

		53,090,607

Washington – 3.3%
Chelan County Public Utility District No. 1 Series 2011A 5.00%, 07/01/2020	3,110	3,110,000
Series 2011B 5.00%, 07/01/2021	5,000	5,226,100
5.25%, 07/01/2022	3,670	3,842,453

	Principal Amount (000)	U.S. $ Value
Series 2020A 5.00%, 07/01/2031	$4,635	$6,286,358
City of Seattle WA Municipal Light & Power Revenue Series 2016B 5.00%, 04/01/2026	4,280	5,323,764
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2020-08/01/2022	3,855	3,973,814
County of King WA Series 2015 5.00%, 07/01/2023	2,485	2,831,334
County of King WA Sewer Revenue Series 2011B 5.00%, 01/01/2023 (Pre-refunded/ETM)	4,415	4,518,848
Energy Northwest (Bonneville Power Administration) Series 2012A 5.00%, 07/01/2021	8,840	9,251,590
King County School District No. 49 Tahoma Series 2015 5.00%, 12/01/2022	2,710	3,014,712
Port of Seattle WA 5.00%, 04/01/2033	1,000	1,220,220
Series 2010B 5.00%, 06/01/2022	1,995	1,999,708
Series 2015C 5.00%, 04/01/2021-04/01/2023	4,320	4,627,244
Series 2018A 5.00%, 05/01/2025	8,320	9,689,971
Series 2018B 5.00%, 05/01/2025	4,695	5,468,079
Snohomish County School District No. 2 Everett Series 2014 5.00%, 12/01/2021	3,600	3,840,120
State of Washington 5.00%, 06/01/2029(b)	3,200	4,199,264
Series 2012R 5.00%, 07/01/2024	6,765	7,390,086
Series 20152 5.00%, 07/01/2023	9,895	11,277,233
Series 2015A-1 5.00%, 08/01/2023	8,010	9,157,993
Series 20162 5.00%, 08/01/2030	1,690	2,093,944
Series 2020 5.00%, 07/01/2026	1,170	1,470,538
Series 2020C 5.00%, 02/01/2036	3,745	4,955,609
State of Washington (State of Washington COP) Series 2015C 5.00%, 07/01/2022-01/01/2023	8,805	9,667,543
State of Washington (State of Washington Fed Hwy Grant) Series 2012F-1 5.00%, 09/01/2023	17,550	19,255,509

	Principal Amount (000)	U.S. $ Value
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015B 5.00%, 08/15/2028-08/15/2030	$31,550	$37,248,837
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025-08/15/2030	15,880	17,296,032
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	3,505	3,213,349

		201,450,252

Wisconsin – 1.6%
State of Wisconsin Series 2019A 5.00%, 05/01/2025-05/01/2029	45,000	56,623,635
Series 20211 5.00%, 05/01/2026-05/01/2031(b)	14,150	17,955,345
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	16,760	18,003,555
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	2,445	2,284,681
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,000	1,094,460
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 3.00%, 04/01/2025(a)	425	409,806
WPPI Energy Series 2014A 5.00%, 07/01/2029	1,000	1,154,340

		97,525,822

Total Long-Term Municipal Bonds (cost $5,657,532,481)		5,909,958,336

Short-Term Municipal Notes – 0.5%
Texas – 0.5%
State of Texas 4.00%, 08/27/2020	28,660	28,827,947

Total Municipal Obligations (cost $5,686,312,447)		5,938,786,283

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
Agency Debentures – 0.4%
Federal Home Loan Mortgage Corp. Series 2019M
2.60%, 09/15/2033(a)	9,920	10,779,667
2.625%, 06/15/2035(a)	9,940	10,848,019
2.65%, 06/15/2035(a)	4,970	5,447,220

		27,074,906

	Principal Amount (000)	U.S. $ Value

Risk Share Floating Rate – 0.4%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (f)	$813	$780,526
Federal Home Loan Mortgage Corp. Series 2019-DNA1, Class M2 2.835% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (f)	1,461	1,439,872
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.335% (LIBOR 1 Month + 7.15%), 07/25/2023(f)	499	437,686
Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	473	376,240
Series 2014-DN2, Class M3 3.785% (LIBOR 1 Month + 3.60%), 04/25/2024(f)	555	488,900
Series 2014-DN3, Class M3 4.185% (LIBOR 1 Month + 4.00%), 08/25/2024(f)	191	193,465
Series 2014-HQ2, Class M3 3.935% (LIBOR 1 Month + 3.75%), 09/25/2024(f)	570	581,850
Series 2015-DN1, Class M3 4.335% (LIBOR 1 Month + 4.15%), 01/25/2025(f)	156	158,298
Series 2015-DNA1, Class M3 3.485% (LIBOR 1 Month + 3.30%), 10/25/2027(f)	1,120	1,136,878
Series 2015-DNA2, Class M3 4.085% (LIBOR 1 Month + 3.90%), 12/25/2027(f)	362	368,371
Series 2015-DNA3, Class M3 4.885% (LIBOR 1 Month + 4.70%), 04/25/2028(f)	250	260,125
Series 2015-HQ1, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2025(f)	153	154,689
Series 2015-HQA1, Class M3 4.885% (LIBOR 1 Month + 4.70%), 03/25/2028(f)	203	210,182
Series 2016-DNA1, Class M3 5.718% (LIBOR 1 Month + 5.55%), 07/25/2028(f)	1,018	1,064,052
Series 2016-DNA4, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(f)	1,606	1,622,092
Series 2016-HQA3, Class M3 4.035% (LIBOR 1 Month + 3.85%), 03/25/2029(f)	250	256,698

	Principal Amount (000)	U.S. $ Value
Series 2016-HQA4, Class M3 4.085% (LIBOR 1 Month + 3.90%), 04/25/2029(f)	$804	$827,574
Series 2017-DNA1, Class M2 3.435% (LIBOR 1 Month + 3.25%), 07/25/2029(f)	340	342,970
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(f)	550	557,403
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(f)	911	915,483
Series 2017-HQA3, Class M2 2.535% (LIBOR 1 Month + 2.35%), 04/25/2030(f)	238	237,103
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (f)	797	779,422
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.085% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	1,475	1,352,720
Series 2014-C04, Class 1M2 5.085% (LIBOR 1 Month + 4.90%), 11/25/2024(f)	418	429,747
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	40	39,885
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(f)	905	913,585
Series 2016-C01, Class 1M2 6.935% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	916	960,144
Series 2016-C03, Class 1M2 5.485% (LIBOR 1 Month + 5.30%), 10/25/2028(f)	373	391,295
Series 2016-C04, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 01/25/2029(f)	206	213,289
Series 2016-C05, Class 2M2 4.635% (LIBOR 1 Month + 4.45%), 01/25/2029(f)	910	929,742
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	579	588,762
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	2,111	2,111,053
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(f)	1,491	1,499,526

	Principal Amount (000)	U.S. $ Value
Series 2017-C06, Class 1M2 2.835% (LIBOR 1 Month + 2.65%), 02/25/2030(f)	$676	$670,292
Series 2017-C06, Class 2M2 2.985% (LIBOR 1 Month + 2.80%), 02/25/2030(f)	357	350,928
STACR Trust Series 2018-DNA3, Class M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (f)	530	510,074

		24,150,921

Total Collateralized Mortgage Obligations (cost $48,516,952)		51,225,827

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%

Consumer Cyclical - Automotive – 0.3%
Harley-Davidson Financial Services, Inc. 4.05%, 02/04/2022(a)	15,636	16,097,106

Consumer Non-Cyclical – 0.4%
Amgen, Inc. 3.875%, 11/15/2021	25,146	26,085,026

Total Corporates - Investment Grade (cost $41,525,160)		42,182,132

GOVERNMENTS - TREASURIES – 0.5%
United States – 0.5%
U.S. Treasury Notes 2.625%, 02/15/2029(g) (cost $26,066,264)	24,361	28,548,047

Total Investments – 99.0% (cost $5,802,420,823)(h)		6,060,742,289
Other assets less liabilities – 1.0%		61,582,645

Net Assets – 100.0%		$6,122,324,934

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	37,730	08/09/2024	1.690%	CPI#	Maturity	$(1,057,279)	$(33,922)	$(1,023,357)
USD	79,900	01/15/2025	1.671%	CPI#	Maturity	(2,161,572)	—	(2,161,572)
USD	32,725	01/15/2025	1.637%	CPI#	Maturity	(888,100)	—	(888,100)
USD	73,215	01/15/2025	1.673%	CPI#	Maturity	(2,127,258)	—	(2,127,258)
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	4,443,474	—	4,443,474
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	820,688	—	820,688

						$(970,047)	$(33,922)	$(936,125)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	77,820	08/09/2022	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	$2,458,228	$—	$2,458,228
USD	164,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/Semi-Annual	7,948,137	—	7,948,137
USD	13,019	02/05/2025	3 Month LIBOR	1.361%	Quarterly/Semi-Annual	690,944	—	690,944
USD	29,251	02/06/2025	3 Month LIBOR	1.419%	Quarterly/Semi-Annual	1,639,415	—	1,639,415

						$12,736,724	$—	$12,736,724

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	505	$(157,804)	$(49,805)	$(107,999)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,677	(524,035)	(213,376)	(310,659)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,192	(1,622,413)	(504,120)	(1,118,293)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	277	(86,558)	(27,571)	(58,987)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	3,451	(1,078,093)	(343,910)	(734,183)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	3,414	$(1,066,818)	$(418,475)	$(648,343)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	112	(34,998)	(13,820)	(21,178)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	647	(202,177)	(81,978)	(120,199)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	4,500	(1,406,175)	(424,096)	(982,079)

						$(6,179,071)	$(2,077,151)	$(4,101,920)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	131,082	09/20/2020	2.263%	CPI	#	Maturity	$(3,520,463)	$—	$(3,520,463)
Barclays Bank PLC	USD	115,780	10/15/2020	2.208%	CPI	#	Maturity	(2,960,657)	—	(2,960,657)
Barclays Bank PLC	USD	67,128	10/15/2020	2.210%	CPI	#	Maturity	(1,719,987)	—	(1,719,987)
Citibank, NA	USD	84,230	10/17/2020	2.220%	CPI	#	Maturity	(2,170,287)	—	(2,170,287)
JPMorgan Chase Bank, NA	USD	126,182	08/30/2020	2.210%	CPI	#	Maturity	(3,280,979)	—	(3,280,979)

								$(13,652,373)	$—	$(13,652,373)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.120%	SIFMA*	Quarterly/Quarterly	$(3,375,016)	$—	$(3,375,016)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly/Quarterly	(3,404,630)	—	(3,404,630)

							$(6,779,646)	$—	$(6,779,646)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $154,760,976 or 2.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2020 and the aggregate market value of this security amounted to $50,000 or 0.00% of net assets.

(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $296,687,184 and gross unrealized depreciation of investments was $(51.099.058), resulting in net unrealized appreciation of $245,588,126.

As of June 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SD – School District

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$5,909,958,336	$—	$5,909,958,336
Short-Term Municipal Notes	—	28,827,947	—	28,827,947
Collateralized Mortgage Obligations	—	51,225,827	—	51,225,827
Corporates - Investment Grade	—	42,182,132	—	42,182,132
Governments - Treasuries	—	28,548,047	—	28,548,047

Total Investments in Securities	—	6,060,742,289	—	6,060,742,289
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	5,264,162	—	5,264,162
Centrally Cleared Interest Rate Swaps	—	12,736,724	—	12,736,724
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(6,234,209)	—	(6,234,209)
Credit Default Swaps	—	(6,179,071)	—	(6,179,071)
Inflation (CPI) Swaps	—	(13,652,373)	—	(13,652,373)
Interest Rate Swaps	—	(6,779,646)	—	(6,779,646)

Total	$—	$6,045,897,876	$—	$6,045,897,876

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.